SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		69 Months Ended	1 Months Ended
	Apr. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Stock Incentive Plan 2012 [Member]	Jul. 31, 2013 Subsequent Event [Member] Stock Incentive Plan 2012 [Member] Consultants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years	1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		1,500,000	2,025,000	2,100,000				300,000
Conversion Of Stock, Amount Converted	$ 22,500	$ 192,500	$ 170,000			$ 125,000
Conversion Of Stock, Shares Issued	50,000	427,778	377,778		733,333	277,778